Document and Entity Information	May 02, 2024
Prospectus:
Document Type	497
Document Period End Date	May 02, 2024
Entity Registrant Name	CREDIT SUISSE TRUST
Entity Central Index Key	0000941568
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 02, 2024
Document Effective Date	May 02, 2024
Prospectus Date	May 01, 2024
Commodity Return Strategy Portfolio | Class 1
Prospectus:
Trading Symbol	CCRSX
Commodity Return Strategy Portfolio | Class 2
Prospectus:
Trading Symbol	CCRRX